Related Party Transactions - Schedule of Amount Due From Related Parties (Details) - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Hermman Limited [Member]
Related Party Transaction [Line Items]
Due from related parties	[1]	$ 799,917
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties		$ 799,917

[1]	The Company signed service agreement with Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the Company for three years, with contract amount of $2,060,000. Since Hermann Limited obtained a portion of the Company's mortgaged shares through the issuance of convertible notes, and became a shareholder of the Company with a 11.7% shareholding ratio. Therefore, it was reclassified into amount due from related parties on September 30, 2025. For the year ended September 30, 2025, the amortized expense amount is $684,422, and the remaining amount is $799,917.